Other Gains (Losses)	12 Months Ended
Dec. 31, 2017
Other Gains (Losses) [Abstract]
Other Gains (Losses)
38.	Other Gains (Losses)

(1)	Composition of other gains (losses) for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Other gains
Gains on disposal of property, plant, and equipment	￦	8,637,508	74,035	48,316
Gains on disposal of intangible assets		32	—	564
Reversal of impairment loss on intangible assets		275	3	54
Gains on foreign currency translation		13,784	15,311	20,485
Gains on foreign currency transaction		61,007	55,377	93,151
Gains on insurance proceeds		30	—	400
Others		162,128	187,792	269,562

Other losses
Losses on disposal of property, plant and equipment		(73,073)	(42,715)	(70,514)
Losses on disposal of intangible assets		(16)	(158)	(183)
Impairment loss on property, plant and equipment		(30,344)	—	(51,067)
Impairment loss on intangible assets		(22)	(3,945)	(20)
Losses on foreign currency translation		(15,097)	(23,835)	(25,495)
Losses on foreign currency transaction		(75,615)	(72,058)	(36,241)
Others		(69,824)	(119,309)	(92,385)

	￦	8,610,773	70,498	156,627

(2)	Details of others of other gains for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Gains on disposal of inventories	￦	10,758	9,494	6,024
Gains on valuation of inventories		7	2	—
Gains on proxy collection of TV license fee		38,529	38,991	39,711
Gains on compensation of impaired electric poles		—	3,650	1,526
Gains on compensation for infringement on contract		7,414	3,040	18,990
Gains on harbor facilities dues		5,943	2,957	3,025
Gains on technical fees		1,258	1,271	2,105
Reversal of occupation development training fees		1,878	1,756	1,697
Gains on disposal of waste		2,880	4,222	4,261
Gains on insurance		11,865	3,786	10,410
Gains on litigation		600	—	—
Gains on tax rebate		1,661	5,226	2,161
Gains on other commission		2,177	4,639	4,790
Gains on research tasks		1,446	10	—
Gains on settlement and others		2,803	2,188	—
Gains on sales of greenhouse gas emissions rights		52	46	—
Others		72,857	106,514	174,862

	￦	162,128	187,792	269,562

(3)	Details of others of other losses for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015	2016	2017
		In millions of won
Losses on valuation of inventories	￦	1,318	2,683	3,875
Losses on disposal of inventories		13,469	3,092	3,273
Losses due to disaster		263	1,522	5,374
Losses on rounding adjustment of electric charge surtax		1,251	1,260	1,253
Losses on adjustments of levies		13,928	1,184	1
Forfeit of taxes and dues		190	4,582	656
Losses on litigation		488	2,581	—
Others		38,917	102,405	77,953

	￦	69,824	119,309	92,385